INCOME TAXES (Schedule of Income Before Taxes) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Non-PRC	¥ (273,416,033)	¥ (49,255,016)	¥ (8,751,310)
PRC	(768,939,163)	(208,848,135)	(104,217,319)
Loss before income tax expense	¥ (1,042,355,196)	¥ (258,103,151)	¥ (112,968,629)